CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
A related party	¥ 1,311,852	$ 190,801	¥ 739,464	¥ 299,827
Third parties	1,249,377	181,714	133,755	12,747
Total net revenues	2,561,229	372,515	873,219	312,574
Cost of revenues
Purchase from a related party	(14,733)	(2,143)	(1,296)	(1,321)
Purchase from third parties	(1,828,699)	(265,973)	(596,740)	(231,223)
Total cost of revenues	(1,843,432)	(268,116)	(598,036)	(232,544)
Gross profit	717,797	104,399	275,183	80,030
Operating expenses:
Research and development expenses	(124,230)	(18,069)	(60,749)	(29,926)
Selling and marketing expenses (including RMB166, RMB3,327 and RMB24,598 with related parties for the years ended December 31, 2016, 2017 and 2018, respectively)	(379,554)	(55,204)	(95,296)	(20,929)
General and administrative expenses	(135,532)	(19,712)	(15,818)	(14,386)
Total operating expenses	(639,316)	(92,985)	(171,863)	(65,241)
Other (expenses) income	1,829	266	2,236	(481)
Income from operations	80,310	11,680	105,556	14,308
Interest (expenses) income and short-term investment income (including net interest expense of RMB1,489, RMB1,271 and RMB333 with related parties for the years ended December 31, 2016, 2017 and 2018, respectively)	8,846	1,287	2,402	(296)
Other non-operating income	255	37
Income before income tax benefits (expenses)	89,411	13,004	107,958	14,012
Income tax benefits (expenses)	(24,061)	(3,500)	(14,718)	2,247
Net income	65,350	9,504	93,240	16,259
Less: Net loss attributable to the non-controlling interest shareholder	(8)	(1)
Net income attributable to the Company	65,358	9,505	93,240	16,259
Net (loss) income attributable to ordinary shareholders of the Company	50,544	7,350	8,033	(3,453)
Net income attributable to the Company	65,358	9,505	93,240	16,259
Foreign currency translation adjustment	(11,782)	(1,714)	19,102	(23,080)
Total comprehensive (loss) income attributable to the Company	¥ 53,576	$ 7,791	¥ 112,342	¥ (6,821)
Net (loss) income per ADS*
-Basic | (per share)	¥ 0.70	$ 0.10	¥ 0.39	¥ (0.28)
-Diluted | (per share)	¥ 0.64	$ 0.09	¥ 0.31	¥ (0.28)
Weighted average number of ADS used in calculating net income per ADS
-Basic	71,771,033	71,771,033	20,684,681	12,230,136
-Diluted	79,590,780	79,590,780	25,579,806	12,230,136
Series A Preferred Shares
Operating expenses:
Accretion of Series A Preferred Shares	¥ (6,563)	$ (955)	¥ (8,834)	¥ (8,221)
Cumulative dividend	(7,631)	(1,110)	(10,803)	(10,628)
Undistributed earnings allocated | ¥			(7,061)
Class B Ordinary Shares
Operating expenses:
Cumulative dividend	¥ (620)	$ (90)	(877)	¥ (863)
Undistributed earnings allocated | ¥			(52,533)
Unvested Class A Ordinary Shares
Operating expenses:
Undistributed earnings allocated | ¥			¥ (5,099)
American Depositary Shares
Net (loss) income per ADS*
-Basic | (per share)	¥ 2.10	$ 0.31	¥ 1.17	¥ (0.84)
-Diluted | (per share)	¥ 1.92	$ 0.28	¥ 0.93	¥ (0.84)
Weighted average number of ADS used in calculating net income per ADS
-Basic	23,923,678	23,923,678	6,894,894	4,076,712
-Diluted	26,530,260	26,530,260	8,526,602	4,076,712